Annual Fund Operating Expenses - ProShares UltraShort Oil and Gas - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.58%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.33%
Fee Waiver/Reimbursement3	0.38%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%